Intangible Assets with a Finite Useful Life (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Breakdown and Movements in Intangible Assets

The breakdown and movements are as follows:

	As of December 31, 2016	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2017
	(millions of euros)
Industrial patents and intellectual property rights	2,458	771	(1,263)			(147)		374	2,193
Concessions, licenses, trademarks and similar rights	2,854	140	(396)			(96)		248	2,750
Other intangible assets	109	157	(134)			(5)		7	134
Work in progress and advance payments	1,530	1,224		(30)		(143)	73	(539)	2,115

Total	6,951	2,292	(1,793)	(30)	—	(391)	73	90	7,192

	As of December 31, 2017	IFRS 15 Adoption	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2018
	(millions of euros)
Industrial patents and intellectual property rights	2,193		703	(1,171)			(98)		468	2,095
Concessions, licenses, trademarks and similar rights	2,750		103	(422)			(64)		894	3,261
Other intangible assets	134	(110)	11	(6)			(1)		5	33
Work in progress and advance payments	2,115		2,830		4	(1)	(88)	37	(1,397)	3,500

Total	7,192	(110)	3,647	(1,599)	4	(1)	(251)	37	(30)	8,889

Summary of Rresidual Amount of Telephone Licenses and Similar Rights and Their Useful Lives

The residual amount of telephone licenses and similar rights (2,655 million euros) and their useful lives are detailed below:

Type of license	Residual amount at December 31, 2018 (millions of euros)	Useful life (years)	Maturity date	Amortization expense for 2018 (millions of euros)
TIM S.p.A.:
UMTS	403	18	12/31/2021	134
UMTS 2100 MHz	22	12	12/31/2021	7
WiMax	4	15	05/31/2023	1
LTE 1800 MHz	94	18	12/31/2029	9
LTE 800 MHz	661	17	12/31/2029	60
LTE 2600 MHz	73	17	12/31/2029	7
1452-1492 MHz band	181	14	12/31/2029	16
GSM (extension)	—	3	06/30/2018	17
900 and 1800 MHz band	602	12	12/31/2029	27
Tim Brasil group:
GSM and 3G (UMTS)	129	15	From 2023 to 2031	41
4G (LTE—700 MHz)	486	15	2030	36

Summary of Gross Carrying Amount, Accumulated Impairment Losses and Accumulated Amortization

The gross carrying amount, accumulated impairment losses and accumulated amortization at December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	12,266	(7)	(10,066)	2,193
Concessions, licenses, trademarks and similar rights	7,044	(273)	(4,021)	2,750
Other intangible assets	522		(388)	134
Work in progress and advance payments	2,145	(30)		2,115

Total intangible assets with a finite useful life	21,977	(310)	(14,475)	7,192

	As of December 31, 2018
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	10,832		(8,737)	2,095
Concessions, licenses, trademarks and similar rights	7,839	(277)	(4,301)	3,261
Other intangible assets	241		(208)	33
Work in progress and advance payments	3,526	(26)		3,500

Total intangible assets with a finite useful life	22,438	(303)	(13,246)	8,889